Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

As of December 31, 2020 and June 30, 2021, property and equipment consisted of the following:

	December 31, 2020	June 30, 2021

Electronic equipment	$821	$893
Office equipment and furniture	77	78
Leasehold improvement	110	200
	1,008	1,171
Less: accumulated depreciation	(757)	(902)
	$251	$269

For the six months ended June 30, 2020 and 2021, depreciation expense amounted to $144 and $145 respectively.